Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Disclosure [Text Block]
GOODWILL
Goodwill of the Company at December 31, 2012 and 2011 is comprised of the following (in thousands):

	Racing Operations	Gaming	On-line Business	Other Investments	Total
Balance as of December 31, 2010	$50,400	$35,082	$127,787	$1,259	$214,528
Additions	—	(393)	(423)	—	(816)
Balance as of December 31, 2011	50,400	34,689	127,364	1,259	213,712
Reclassifications	1,259	—	—	(1,259)	—
Additions	—	32,768	—	3,934	36,702
Balance as of December 31, 2012	$51,659	$67,457	$127,364	$3,934	$250,414

During the year ended December 31, 2012, the Company reclassified goodwill between Other Investments and Racing Operations related to CDSP, one of its other investments, which was merged into Racing Operations during 2012. In addition, the Company recorded goodwill of $32.8 million and $3.9 million related to the Riverwalk and Bluff acquisitions, respectively.
During the year ended December 31, 2011, the Company reduced goodwill by $0.8 million related to the resolution of the working capital calculation with its Harlow’s acquisition and the adjustment of certain deferred income tax assets and liabilities associated with its Harlow’s and Youbet acquisitions.
The Company performed its annual goodwill impairment analysis for the year ended December 31, 2012 in accordance with ASU No. 2011-08, Intangibles-Goodwill and Other: Testing Goodwill for Impairment. This analysis included an assessment of qualitative factors to determine whether it is more likely than not that the fair value of the reporting units is less than their carrying amounts. The impairment analysis included an assessment of certain qualitative factors including but not limited to macroeconomic, industry and market conditions; cost factors that have a negative effect on earnings; overall financial performance; the movement of the Company's share price; and other relevant entity and reporting unit specific events. This assessment included the determination of the likely effect of each factor on the fair value of each reporting unit. Although the Company believes the factors considered in the impairment analysis are reasonable, significant changes in any of the assumptions could produce a significantly different result. Based on the annual goodwill impairment analysis for the years ended December 31, 2012 and 2011, the Company concluded that goodwill had not been impaired. There was no impact on the Company's consolidated financial statements as a result of adopting the standard.